UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2021

Semi-Annual Report

Franklin Templeton

Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

Your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Templeton Model Portfolio Funds

Franklin Templeton Model Portfolio Funds (“Model Portfolio Funds”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Templeton Model Portfolio Funds for the six-month reporting period ended June 30, 2021. Please read on for performance information for each portfolio during the Portfolios’ reporting period.

Special shareholder notice

Effective May 1, 2021, the Portfolios’ names changed from Legg Mason/QS Aggressive Model Portfolio, Legg Mason/QS Moderately Aggressive Model Portfolio, Legg Mason/QS Moderte Model Portfolio, Legg Mason/QS Moderately conservative Model Portfolio, and Legg Mason/QS Conservative Model Portfolio to Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio, and Franklin Templeton Conservative Model Portfolio, respectively.

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the Portfolios and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. The merger will not change the manner in which each Portfolio is managed, nor will it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Portfolios’ prospectus supplement dated July 6, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Franklin Templeton Model Portfolio Funds

Portfolios overview

Each of the five Franklin Templeton Model Portfolio Funds is managed as an asset allocation program and allocates its assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the Portfolios’ manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.

Franklin Templeton Aggressive Model Portfolio1

Franklin Templeton Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 80% to 100% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 0% to 20% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 75% Russell 3000 Indexi, 15% MSCI World Ex U.S.A. Indexii, and 10% Bloomberg Barclays U.S. Aggregate Indexiii. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Templeton Aggressive Model Portfolio returned 11.95%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index, and the Aggressive Model Portfolio Composite Benchmarkiv, returned -1.60%, 15.11% and 12.58%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagev returned 11.87% over the same period.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Templeton Aggressive Model Portfolio:
Class I	11.95%
Class II	11.80%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Aggressive Model Portfolio Composite Benchmark	12.58%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	11.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	III

Portfolios overview (cont’d)

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 1.16% and 1.38%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

†	Includes expenses of the underlying funds in which the Portfolio invests.

IV	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio1

Franklin Templeton Moderately Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 60% to 70% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio returned 8.68%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Aggressive Model Portfolio Composite Benchmarkvi, returned -1.60%, 15.11% and 9.39% respectively over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averagevii returned 8.65% over the same period.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Templeton Moderately Aggressive Model Portfolio:
Class I	8.68%
Class II	8.62%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Moderately Aggressive Model Portfolio Composite Benchmark	9.39%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	8.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	V

Portfolios overview (cont’d)

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 0.83% and 1.06%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.21% for Class I shares and 0.46% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VI	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio1

Franklin Templeton Moderate Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 45% to 65% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 35% to 55% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Templeton Moderate Model Portfolio returned 6.89%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Model Portfolio Composite Benchmarkviii, returned -1.60%, 15.11% and 6.86% respectively over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averageix returned 6.89% over the same period.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Templeton Moderate Model Portfolio:
Class I	6.89%
Class II	6.81%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Moderate Model Portfolio Composite Benchmark	6.86%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	6.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	VII

Portfolios overview (cont’d)

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 0.83% and 1.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.21% for Class I shares and 0.46% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VIII	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio1

Franklin Templeton Moderately Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 30% to 50% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio returned 4.81%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index, and Moderately Conservative Model Portfolio Composite Benchmarkx, returned -1.60%, 15.11% and 4.61% respectively over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexi returned 3.71% over the same period.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Templeton Moderately Conservative Model Portfolio:
Class I	4.81%
Class II	4.72%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Moderately Conservative Model Portfolio Composite Benchmark	4.61%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	3.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	IX

Portfolios overview (cont’d)

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 0.96% and 1.16%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

†	Includes expenses of the underlying funds in which the Portfolio invests.

X	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio1

Franklin Templeton Conservative Model Portfolio seeks a balance between capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 10% to 30% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 70% to 90% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 20% Russell 3000 Index and 80% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Templeton Conservative Model Portfolio returned 2.75%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index, and Moderately Conservative Model Portfolio Composite Benchmarkxii, returned -1.60%, 15.11% and 1.58% respectively over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexiii returned 3.71% over the same period.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Templeton Conservative Model Portfolio:
Class I	2.75%
Class II	2.57%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Conservative Model Portfolio Composite Benchmark	1.58%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	3.71%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II were 1.09% and 1.29%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	XI

Portfolios overview (cont’d)

expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default.

Each Portfolio is a fund of funds and is subject to the risks of the underlying funds in which it invests. In addition to the Portfolios’ operating expenses, you will indirectly bear the operating expenses of the underlying funds. The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the Portfolios’ portfolio managers. The portfolio managers may invest each Portfolio’s assets in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. As a non-diversified Portfolio, each Portfolio may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified Portfolio, which may magnify the Portfolio’s losses from events affecting an underlying fund. The underlying funds in which each Portfolio invests may be either diversified or non-diversified. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The model used to manage each Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on each Portfolio’s performance. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and each Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

IMPORTANT INFORMATION: These Portfolios are available as investment options under a variable annuity or variable life contract. Shares of the Portfolios are offered only to insurance company separate accounts that fund certain variable annuity or life contracts. These Portfolios may not be available in all states and may only be offered in certain variable products. Please refer to the prospectuses. Variable annuities are long-term, tax-deferred investment vehicles designed for retirement purposes. Gains from tax-deferred investments are taxable as ordinary income upon withdrawal. Withdrawals made prior to age 59 1/2 are subject to a 10% IRS penalty charge and/or surrender charges. Investments in a variable annuity are subject to market risks, including loss of principal. Guarantees are based on the claims-paying ability of the insurer.

XII	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

iii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv

The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index, and 10% Bloomberg Barclays U.S. Aggregate Index.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 2 funds in the Portfolio’s Lipper category.

vi

The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg Barclays U.S. Aggregate Index.

vii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 2 funds in the Portfolio’s Lipper category.

viii

The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg Barclays U.S. Aggregate Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 1 funds in the Portfolio’s Lipper category.

[x]

The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg Barclays U.S. Aggregate Index.

xi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 4 funds in the Portfolio’s Lipper category.

xii

The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg Barclays U.S. Aggregate Index.

xiii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 4 funds in the Portfolio’s Lipper category.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	XIII

Portfolios at a glance (unaudited)

  Franklin Templeton Aggressive Model Portfolio Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
15.1 Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
11.3 MainStay VP Funds Trust — MainStay VP Wellington U.S. Equity Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Interactive Media & Services Internet & Direct Marketing Retail Semiconductors & Semiconductor Equipment
9.2 MainStay VP Funds Trust — MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	Semiconductors & Semiconductor Equipment Pharmaceuticals Insurance Electric Utilities Banks
9.0 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Financials Health Care Industrials Consumer Discretionary Information Technology
6.2 American Funds Insurance Series — Washington Mutual Investors Fundsm,Class 1A	Information Technology Financials Health Care Industrials Communication Services
6.0 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class(a)	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investment Water Utilities
6.0 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
5.8 Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	U.S. Treasury MBS Pass-Through Corporate Other Government Related (U.S. & Non-U.S.) Cash
5.7 Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	Information Technology Communication Services Health Care Financials Industrials
4.7 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Industrials
4.2 Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	Information Technology Financials Consumer Discretionary Communication Services Materials
3.9 Janus Aspen Series — Janus Henderson VIT Global Research Portfolio, Institutional Shares	Technology Financials Industrials & Materials Consumer Health Care
3.8 Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
3.0 BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	Semiconductors & Semiconductor Equipment Software Interactive Media & Services Internet & Direct Marketing Retail IT Services

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
2.2 MainStay VP Funds Trust — MainStay VP Small Cap Growth Portfolio, Initial Class	Software Biotechnology IT Services Semiconductors & Semiconductor Equipment Commercial Services & Supplies
2.0 Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	Information Technology Consumer Discretionary Communication Services Health Care Industrials
1.9 Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class(b)	Information Technology Communication Services Health Care Consumer Discretionary Financials

†	Subject to change at any time.

‡	Top 5 sector/industry information for unaffiliated underlying funds is as of the date of the most recent publicly available information.

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(b)	Contrafund is a registered service mark of FMR LLC.

2	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
13.2 Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
10.1 Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	U.S. Treasury MBS Pass-Through Corporate Other Government Related (U.S. & Non-U.S.) Cash
8.2 MainStay VP Funds Trust — MainStay VP Wellington U.S. Equity Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Interactive Media & Services Internet & Direct Marketing Retail Semiconductors & Semiconductor Equipment
7.5 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Financials Health Care Industrials Consumer Discretionary Information Technology
6.5 American Funds Insurance Series — Washington Mutual Investors Fundsm,Class 1A	Information Technology Financials Health Care Industrials Communication Services
6.3 PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	US Government - Treasury Investment Grade Credit Securitized Emerging Markets Other
6.0 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
5.8 Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	Information Technology Communication Services Health Care Financials Industrials
5.5 MainStay VP Funds Trust — MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	Semiconductors & Semiconductor Equipment Pharmaceuticals Insurance Electric Utilities Banks
5.0 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investment
3.5 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related EM Local Investment Grade Credit Covered Bonds and Pfandbriefe EM External
3.3 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class(a)	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investment Water Utilities
3.2 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Industrials
3.0 MainStay VP Funds Trust — MainStay VP PIMCO Real Return Portfolio, Initial Class	U.S. Government & Federal Agencies Asset-Backed Securities Foreign Government Bonds Corporate Bonds Mortgage-Backed Securities

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	3

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
2.7 MainStay VP Funds Trust — MainStay VP Small Cap Growth Portfolio, Initial Class	Software Biotechnology IT Services Semiconductors & Semiconductor Equipment Commercial Services & Supplies
2.5 Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	Foreign Government Obligations Corporate Bonds & Notes Money Market Funds Treasury Bills
2.2 Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	Information Technology Financials Consumer Discretionary Communication Services Materials
2.0 BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	Semiconductors & Semiconductor Equipment Software Interactive Media & Services Internet & Direct Marketing Retail IT Services
2.0 Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class(b)	Information Technology Communication Services Health Care Consumer Discretionary Financials
1.5 Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

‡	Top 5 sector/industry information for unaffiliated underlying funds is as of the date of the most recent publicly available information.

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(b)	Contrafund is a registered service mark of FMR LLC.

4	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
14.5 PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	US Government - Treasury Investment Grade Credit Securitized Emerging Markets Other
13.6 Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
7.9 Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	U.S. Treasury MBS Pass-Through Corporate Other Government Related (U.S. & Non-U.S.) Cash
6.0 American Funds Insurance Series — Washington Mutual Investors Fundsm,Class 1A	Information Technology Financials Health Care Industrials Communication Services
5.4 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class(a)	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investment Water Utilities
5.2 MainStay VP Funds Trust — MainStay VP Wellington U.S. Equity Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Interactive Media & Services Internet & Direct Marketing Retail Semiconductors & Semiconductor Equipment
5.0 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class Investments	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investment
4.5 Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	Information Technology Communication Services Health Care Financials Industrials
4.5 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Financials Health Care Industrials Consumer Discretionary Information Technology
4.5 MainStay VP Funds Trust — MainStay VP MacKay Convertible Portfolio, Initial Class	Convertible Bonds Short-Term Investments Convertible Preferred Stocks Common Stocks Corporate Bond
4.0 MainStay VP Funds Trust — MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	Semiconductors & Semiconductor Equipment Pharmaceuticals Insurance Electric Utilities Banks
3.5 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related EM Local Investment Grade Credit Covered Bonds and Pfandbriefe EM External
3.3 Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
3.0 MainStay VP Funds Trust — MainStay VP PIMCO Real Return Portfolio, Initial Class	U.S. Government & Federal Agencies Asset-Backed Securities Foreign Government Bonds Corporate Bonds Mortgage-Backed Securities
2.5 Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	Foreign Government Obligations Corporate Bonds & Notes Money Market Funds Treasury Bills

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	5

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
2.5 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
2.1 BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	Semiconductors & Semiconductor Equipment Software Interactive Media & Services Internet & Direct Marketing Retail IT Services
2.0 MainStay VP Funds Trust — MainStay VP Small Cap Growth Portfolio, Initial Class	Software Biotechnology IT Services Semiconductors & Semiconductor Equipment Commercial Services & Supplies
2.0 Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class(b)	Information Technology Communication Services Health Care Consumer Discretionary Financials
2.0 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Industrials
2.0 MainStay VP Funds Trust — MainStay VP MacKay Government Portfolio, Initial Class	U.S. Government & Federal Agencies Mortgage-Backed Securities Short-Term Investments Corporate Bonds Asset-Backed Securities

†	Subject to change at any time.

‡	Top 5 sector/industry information for unaffiliated underlying funds is as of the date of the most recent publicly available information.

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.
(b)	Contrafund is a registered service mark of FMR LLC.

6	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
15.0 PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	US Government - Treasury Investment Grade Credit Securitized Emerging Markets Other
12.0 Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
10.5 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investment
8.0 Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	U.S. Treasury MBS Pass-Through Corporate Other Government Related (U.S. & Non-U.S.) Cash
7.5 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related EM Local Investment Grade Credit Covered Bonds and Pfandbriefe EM External
6.2 MainStay VP Funds Trust — MainStay VP PIMCO Real Return Portfolio, Initial Class	U.S. Government & Federal Agencies Asset-Backed Securities Foreign Government Bonds Corporate Bonds Mortgage-Backed Securities
4.2 American Funds Insurance Series — Washington Mutual Investors Fundsm,Class 1A	Information Technology Financials Health Care Industrials Communication Services
4.2 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class(a)	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investment Water Utilities
4.0 MainStay VP Funds Trust — MainStay VP MacKay Government Portfolio, Initial Class	U.S. Government & Federal Agencies Mortgage-Backed Securities Short-Term Investments Corporate Bonds Asset-Backed Securities
3.7 MainStay VP Funds Trust — MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	Semiconductors & Semiconductor Equipment Pharmaceuticals Insurance Electric Utilities Banks
3.7 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Financials Health Care Industrials Consumer Discretionary Information Technology
3.5 Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	Foreign Government Obligations Corporate Bonds & Notes Money Market Funds Treasury Bills
3.2 MainStay VP Funds Trust — MainStay VP MacKay Convertible Portfolio, Initial Class	Convertible Bonds Short-Term Investments Convertible Preferred Stocks Common Stocks Corporate Bond
3.0 Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	Information Technology Communication Services Health Care Financials Industrials

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	7

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
2.5 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
2.5 MainStay VP Funds Trust — MainStay VP Wellington U.S. Equity Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Interactive Media & Services Internet & Direct Marketing Retail Semiconductors & Semiconductor Equipment
2.3 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Industrials
2.0 MainStay VP Funds Trust — MainStay VP Small Cap Growth Portfolio, Initial Class	Software Biotechnology IT Services Semiconductors & Semiconductor Equipment Commercial Services & Supplies
2.0 Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples

†	Subject to change at any time.

‡	Top 5 sector/industry information for unaffiliated underlying funds is as of the date of the most recent publicly available information.

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.

8	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors/Industries‡
15.0 PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	US Government - Treasury Investment Grade Credit Securitized Emerging Markets Other
15.0 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investment
12.0 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related EM Local Investment Grade Credit Covered Bonds and Pfandbriefe EM External
11.4 Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
11.2 Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	U.S. Treasury MBS Pass-Through Corporate Other Government Related (U.S. & Non-U.S.) Cash
10.0 MainStay VP Funds Trust — MainStay VP PIMCO Real Return Portfolio, Initial Class	U.S. Government & Federal Agencies Asset-Backed Securities Foreign Government Bonds Corporate Bonds Mortgage-Backed Securities
7.0 MainStay VP Funds Trust — MainStay VP MacKay Government Portfolio, Initial Class	U.S. Government & Federal Agencies Mortgage-Backed Securities Short-Term Investments Corporate Bonds Asset-Backed Securities
4.5 Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	Foreign Government Obligations Corporate Bonds & Notes Money Market Funds Treasury Bills
4.0 BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I	Corporate Bonds Floating Rate Loan Interests Short-Term Securities Capital Trusts Common Stocks
3.7 MainStay VP Funds Trust — MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	Semiconductors & Semiconductor Equipment Pharmaceuticals Insurance Electric Utilities Banks
2.3 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Financials Health Care Industrials Consumer Discretionary Information Technology
2.0 MainStay VP Funds Trust — MainStay VP Small Cap Growth Portfolio, Initial Class	Software Biotechnology IT Services Semiconductors & Semiconductor Equipment Commercial Services & Supplies
1.9 American Funds Insurance Series — Washington Mutual Investors Fundsm, Class 1A	Information technology Financials Health care Industrials Communication services

†	Subject to change at any time.

‡	Top 5 sector/industry information for unaffiliated underlying funds is as of the date of the most recent publicly available information.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	9

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	11.95%	$1,000.00	$1,119.50	0.22%	$1.16	Class I	5.00%	$1,000.00	$1,023.70	0.22%	$1.10
Class II	11.80	1,000.00	1,118.00	0.46	2.42	Class II	5.00	1,000.00	1,022.51	0.46	2.31

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

10	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	8.68%	$1,000.00	$1,086.80	0.16%	$0.83	Class I	5.00%	$1,000.00	$1,024.00	0.16%	$0.80
Class II	8.62	1,000.00	1,086.20	0.40	2.07	Class II	5.00	1,000.00	1,022.81	0.40	2.01

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	11

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderate Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderate Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	6.89%	$1,000.00	$1,068.90	0.17%	$0.87	Class I	5.00%	$1,000.00	$1,023.95	0.17%	$0.85
Class II	6.81	1,000.00	1,068.10	0.40	2.05	Class II	5.00	1,000.00	1,022.81	0.40	2.01

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	4.81%	$1,000.00	$1,048.10	0.22%	$1.12	Class I	5.00%	$1,000.00	$1,023.70	0.22%	$1.10
Class II	4.72	1,000.00	1,047.20	0.43	2.18	Class II	5.00	1,000.00	1,022.66	0.43	2.16

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	13

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	2.75%	$1,000.00	$1,027.50	0.23%	$1.16	Class I	5.00%	$1,000.00	$1,023.65	0.23%	$1.15
Class II	2.57	1,000.00	1,025.70	0.47	2.36	Class II	5.00	1,000.00	1,022.46	0.47	2.36

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

14	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2021

Franklin Templeton Aggressive Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 98.4%
American Funds Insurance Series:
Growth Fund, Class 1A		64,393	$7,562,972
Washington Mutual Investors Fundsm, Class 1A		616,398	10,084,267
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		140,027	4,933,152
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		162,958	24,376,917
Fidelity® International Index Fund, Institutional Premium Shares		124,261	6,160,889
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		774,370	9,393,107
Janus Aspen Series — Janus Henderson VIT Global Research Portfolio, Institutional Shares		92,581	6,309,370
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		160,336	9,302,676	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		869,087	14,925,098
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		765,768	9,672,872	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		178,436	3,543,253
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		555,052	18,248,404
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		261,087	9,639,198
Variable Insurance Products Fund:
VIP Emerging Markets Portfolio, Initial Class		443,553	6,808,538
VIP Equity-Income Portfolio, Initial Class		536,911	14,480,492
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		60,114	3,147,579	(c)
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		38,997	3,212,174
Total Investments in Underlying Funds before Short-Term Investments (Cost — $150,405,625)			161,800,958

	Rate
Short-Term Investments — 1.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,073,017)	0.015%	2,073,017	2,073,017
Total Investments — 99.7% (Cost — $152,478,642)			163,873,975
Other Assets in Excess of Liabilities — 0.3%			470,819
Total Net Assets — 100.0%			$164,344,794

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.leggmason.com/mutualfunds.

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

June 30, 2021

Franklin Templeton Moderately Aggressive Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 99.1%
American Funds Insurance Series:
Growth Fund, Class 1A		168,801	$19,825,657
Washington Mutual Investors Fundsm, Class 1A		2,449,996	40,081,938
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		353,071	12,438,676
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		1,619,581	15,612,757
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		543,926	81,365,827
Fidelity® International Index Fund, Institutional Premium Shares		189,573	9,399,018
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		5,118,851	62,091,661
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		610,678	35,431,565	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,041,746	31,011,054
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,978,861	33,983,578
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,580,551	19,964,889	(b)
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,934,837	18,620,291
MainStay VP Small Cap Growth Portfolio, Initial Class		846,256	16,804,359
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,545,352	50,806,395
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		993,869	36,693,147
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,998,627	21,725,075
PIMCO Total Return Portfolio, Institutional Class		3,570,624	38,812,684
Variable Insurance Products Fund:
VIP Emerging Markets Portfolio, Initial Class		896,362	13,759,161
VIP Equity-Income Portfolio, Initial Class		1,716,287	46,288,271
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		232,480	12,172,667	(c)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $585,330,990)			616,888,670

	Rate
Short-Term Investments — 1.5%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $9,522,506)	0.015%	9,522,506	9,522,506
Total Investments — 100.6% (Cost — $594,853,496)			626,411,176
Liabilities in Excess of Other Assets — (0.6)%			(4,041,788)
Total Net Assets — 100.0%			$622,369,388

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.leggmason.com/mutualfunds.

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

16	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 98.6%
American Funds Insurance Series:
Growth Fund, Class 1A		96,235	$11,302,770
Washington Mutual Investors Fundsm, Class 1A		2,095,208	34,277,597
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		339,026	11,943,892
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		1,479,579	14,263,138
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		517,567	77,422,808
Fidelity® International Index Fund, Institutional Premium Shares		377,426	18,712,792
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		3,723,310	45,163,755
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		443,655	25,740,850	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,881,627	28,579,094
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,332,123	22,876,948
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,449,448	30,940,448	(b)
MainStay VP MacKay Convertible Portfolio, Initial Class		1,339,659	25,583,333
MainStay VP MacKay Government Portfolio, Initial Class		1,012,657	11,237,454
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,782,220	17,151,553
MainStay VP Small Cap Growth Portfolio, Initial Class		570,749	11,333,535
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		913,228	30,024,095
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		382,509	14,122,026
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,840,335	20,004,446
PIMCO Total Return Portfolio, Institutional Class		7,635,796	83,001,102
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		951,670	25,666,533
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		216,451	11,333,404	(c)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $549,886,130)			570,681,573

	Rate
Short-Term Investments — 1.1%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $6,030,337)	0.015%	6,030,337	6,030,337
Total Investments — 99.7% (Cost — $555,916,467)			576,711,910
Other Assets in Excess of Liabilities — 0.3%			1,980,537
Total Net Assets — 100.0%			$578,692,447

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.leggmason.com/mutualfunds.

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	17

Schedules of investments (unaudited) (cont’d)

June 30, 2021

Franklin Templeton Moderately Conservative Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 98.8%
American Funds Insurance Series:
Growth Fund, Class 1A		44,416	$5,216,629
Washington Mutual Investors Fundsm, Class 1A		600,696	9,827,394
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		836,389	8,062,787
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund, Institutional Premium Shares		186,643	27,920,000
Fidelity® International Index Fund, Institutional Premium Shares		91,678	4,545,421
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,520,162	18,439,560
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		119,841	6,953,182	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,597,174	24,258,671
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		504,962	8,671,867
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		776,967	9,814,332	(b)
MainStay VP MacKay Convertible Portfolio, Initial Class		391,254	7,471,740
MainStay VP MacKay Government Portfolio, Initial Class		831,710	9,229,484
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,503,881	14,472,900
MainStay VP Small Cap Growth Portfolio, Initial Class		231,275	4,592,506
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		176,714	5,809,818
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		158,905	5,866,684
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,591,523	17,299,851
PIMCO Total Return Portfolio, Institutional Class		3,193,142	34,709,453
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		320,596	8,646,483
Total Investments in Underlying Funds before Short-Term Investments (Cost — $227,936,026)			231,808,762

	Rate
Short-Term Investments — 1.1%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,665,119)	0.015%	2,665,119	2,665,119
Total Investments — 99.9% (Cost — $230,601,145)			234,473,881
Other Assets in Excess of Liabilities — 0.1%			247,593
Total Net Assets — 100.0%			$234,721,474

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.leggmason.com/mutualfunds.

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

See Notes to Financial Statements.

18	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 99.2%
American Funds Insurance Series — Washington Mutual Investors Fundsm, Class 1A		138,775	$2,270,355
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I		613,490	4,705,466
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		552,689	5,327,925
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		89,320	13,361,385
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,082,335	13,128,724
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,161,716	17,644,725
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		253,811	4,358,782
MainStay VP MacKay Government Portfolio, Initial Class		741,573	8,229,233
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,223,361	11,773,256
MainStay VP Small Cap Growth Portfolio, Initial Class		115,300	2,289,556
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,300,100	14,132,082
PIMCO Total Return Portfolio, Institutional Class		1,625,436	17,668,485
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		98,446	2,655,082
Total Investments in Underlying Funds before Short-Term Investments (Cost — $117,993,599)			117,545,056

	Rate
Short-Term Investments — 2.2%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,550,283)	0.015%	2,550,283	2,550,283
Total Investments — 101.4% (Cost — $120,543,882)			120,095,339
Liabilities in Excess of Other Assets — (1.4)%			(1,658,726)
Total Net Assets — 100.0%			$118,436,613

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	19

Statements of assets and liabilities (unaudited)

June 30, 2021

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$9,242,108	$35,200,361	$25,580,643
Investments in Underlying Funds, at cost	143,236,534	559,653,135	530,335,824
Investments in affiliated Underlying Funds, at value	$9,302,676	$35,431,565	$25,740,850
Investments in Underlying Funds, at value	154,571,299	590,979,611	550,971,060
Receivable for Portfolio shares sold	547,530	2,494,732	2,171,472
Distributions receivable from Underlying Funds	13,632	277,496	340,941
Interest receivable	28	99	92
Prepaid expenses	115	2,309	2,229
Total Assets	164,435,280	629,185,812	579,226,644

Liabilities:
Service and/or distribution fees payable	30,556	119,007	111,122
Audit and tax fees payable	16,364	16,364	16,364
Investment management fee payable	15,514	58,147	54,049
Payable for investments in Underlying Funds	13,542	6,612,167	341,032
Shareholder reports payable	8,753	5,768	6,724
Fund accounting fees payable	4,786	4,560	4,566
Trustees’ fees payable	95	78	35
Accrued expenses	876	333	305
Total Liabilities	90,486	6,816,424	534,197
Total Net Assets	$164,344,794	$622,369,388	$578,692,447

Net Assets:
Par value (Note 7)	$114	$463	$460
Paid-in capital in excess of par value	145,101,825	567,273,847	537,139,368
Total distributable earnings (loss)	19,242,855	55,095,078	41,552,619
Total Net Assets	$164,344,794	$622,369,388	$578,692,447

Net Assets:
Class I	$7,621,846	$7,419,794	$3,965,402
Class II	$156,722,948	$614,949,594	$574,727,045

Shares Outstanding:
Class I	526,536	551,101	314,397
Class II	10,847,001	45,786,706	45,684,900

Net Asset Value:
Class I	$14.48	$13.46	$12.61
Class II	$14.45	$13.43	$12.58

See Notes to Financial Statements.

20	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

June 30, 2021

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$6,907,669	—
Investments in Underlying Funds, at cost	223,693,476	$120,543,882
Investments in affiliated Underlying Funds, at value	$6,953,182	—
Investments in Underlying Funds, at value	227,520,699	$120,095,339
Receivable for Portfolio shares sold	346,380	145,014
Distributions receivable from Underlying Funds	164,874	114,661
Interest receivable	34	10
Prepaid expenses	136	96
Total Assets	234,985,305	120,355,120

Liabilities:
Payable for investments in Underlying Funds	164,927	1,852,499
Service and/or distribution fees payable	46,022	23,439
Investment management fee payable	22,381	11,399
Audit and tax fees payable	16,364	16,364
Shareholder reports payable	8,317	8,938
Fund accounting fees payable	4,768	4,802
Trustees’ fees payable	17	60
Accrued expenses	1,035	1,006
Total Liabilities	263,831	1,918,507
Total Net Assets	$234,721,474	$118,436,613

Net Assets:
Par value (Note 7)	$195	$106
Paid-in capital in excess of par value	220,542,909	113,786,764
Total distributable earnings (loss)	14,178,370	4,649,743
Total Net Assets	$234,721,474	$118,436,613

Net Assets:
Class I	$1,586,853	$1,190,127
Class II	$233,134,621	$117,246,486

Shares Outstanding:
Class I	131,971	106,159
Class II	19,415,103	10,483,544

Net Asset Value:
Class I	$12.02	$11.21
Class II	$12.01	$11.18

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	21

Statements of operations (unaudited)

For the Six Months Ended June 30, 2021

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Investment Income:
Income distributions from Underlying Funds	$404,438	$1,847,957	$1,864,098
Interest	143	576	510
Total Investment Income	404,581	1,848,533	1,864,608

Expenses:
Service and/or distribution fees (Notes 2 and 5)	139,770	535,546	513,938
Investment management fee (Note 2)	72,629	271,162	259,194
Audit and tax fees	16,364	16,364	16,364
Fund accounting fees	15,166	15,981	15,974
Legal fees	10,477	13,011	12,951
Shareholder reports	4,695	5,641	5,636
Trustees’ fees	2,240	7,443	7,227
Transfer agent fees (Note 5)	507	434	434
Insurance	332	638	617
Custody fees	155	470	466
Miscellaneous expenses	725	728	727
Total Expenses	263,060	867,418	833,528
Net Investment Income	141,521	981,115	1,031,080

Realized and Unrealized Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Unaffiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of unaffiliated Underlying Funds	5,664,852	16,009,080	13,485,846
Capital gain distributions from unaffiliated Underlying Funds	2,036,642	6,520,404	6,323,402
Capital gain distributions from affiliated Underlying Funds	57,108	215,361	155,643
Net Realized Gain	7,758,602	22,744,845	19,964,891
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	4,859,299	12,588,263	6,815,310
Affiliated Underlying Funds	60,568	231,204	160,207
Change in Net Unrealized Appreciation (Depreciation)	4,919,867	12,819,467	6,975,517
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Unaffiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	12,678,469	35,564,312	26,940,408
Increase in Net Assets From Operations	$12,819,990	$36,545,427	$27,971,488

See Notes to Financial Statements.

22	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

For the Six Months Ended June 30, 2021

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Investment Income:
Income distributions from Underlying Funds	$903,735	$468,109
Interest	220	98
Total Investment Income	903,955	468,207

Expenses:
Service and/or distribution fees (Notes 2 and 5)	223,899	129,481
Investment management fee (Note 2)	113,086	65,651
Audit and tax fees	16,364	16,364
Fund accounting fees	15,401	15,228
Legal fees	10,879	10,487
Shareholder reports	4,942	4,734
Trustees’ fees	3,504	2,374
Transfer agent fees (Note 5)	434	434
Insurance	394	279
Custody fees	263	195
Interest expense	22	2
Miscellaneous expenses	724	723
Total Expenses	389,912	245,952
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(194)
Net Expenses	389,912	245,758
Net Investment Income	514,043	222,449

Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Unaffiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of unaffiliated Underlying Funds	7,132,296	4,082,516
Capital gain distributions from unaffiliated Underlying Funds	2,738,530	849,488
Capital gain distributions from affiliated Underlying Funds	42,669	—
Net Realized Gain	9,913,495	4,932,004
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	(1,887,251)	(2,255,883)
Affiliated Underlying Funds	45,513	—
Change in Net Unrealized Appreciation (Depreciation)	(1,841,738)	(2,255,883)
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Unaffiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	8,071,757	2,676,121
Increase in Net Assets From Operations	$8,585,800	$2,898,570

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	23

Statements of changes in net assets

Franklin Templeton Aggressive Model Portfolio

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$141,521	$458,106
Net realized gain	7,758,602	847,408
Change in net unrealized appreciation (depreciation)	4,919,867	6,475,466
Increase in Net Assets From Operations	12,819,990	7,780,980

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(65,011)	(1,301,016)
Decrease in Net Assets From Distributions to Shareholders	(65,011)	(1,301,016)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	81,189,349	68,361,856
Reinvestment of distributions	65,011	1,300,406
Cost of shares repurchased	(3,434,955)	(2,371,816)
Increase in Net Assets From Portfolio Share Transactions	77,819,405	67,290,446
Increase in Net Assets	90,574,384	73,770,410

Net Assets:
Beginning of period	73,770,410	—
End of period	$164,344,794	$73,770,410

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

24	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$981,115	$2,008,400
Net realized gain	22,744,845	2,282,392
Change in net unrealized appreciation (depreciation)	12,819,467	18,738,213
Increase in Net Assets From Operations	36,545,427	23,029,005

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(243,851)	(4,248,032)
Decrease in Net Assets From Distributions to Shareholders	(243,851)	(4,248,032)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	316,907,511	247,676,894
Reinvestment of distributions	243,845	4,247,422
Cost of shares repurchased	(460,602)	(1,328,231)
Increase in Net Assets From Portfolio Share Transactions	316,690,754	250,596,085
Increase in Net Assets	352,992,330	269,377,058

Net Assets:
Beginning of period	269,377,058	—
End of period	$622,369,388	$269,377,058

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	25

Statements of changes in net assets (cont’d)

Franklin Templeton Moderate Model Portfolio

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$1,031,080	$2,113,857
Net realized gain	19,964,891	1,844,484
Change in net unrealized appreciation (depreciation)	6,975,517	13,819,926
Increase in Net Assets From Operations	27,971,488	17,778,267

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(108,616)	(4,100,782)
Decrease in Net Assets From Distributions to Shareholders	(108,616)	(4,100,782)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	281,677,411	254,626,557
Reinvestment of distributions	108,611	4,100,184
Cost of shares repurchased	(589,100)	(2,771,573)
Increase in Net Assets From Portfolio Share Transactions	281,196,922	255,955,168
Increase in Net Assets	309,059,794	269,632,653

Net Assets:
Beginning of period	269,632,653	—
End of period	$578,692,447	$269,632,653

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

26	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$514,043	$1,104,870
Net realized gain	9,913,495	592,365
Change in net unrealized appreciation (depreciation)	(1,841,738)	5,714,474
Increase in Net Assets From Operations	8,585,800	7,411,709

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(25,017)	(1,803,513)
Decrease in Net Assets From Distributions to Shareholders	(25,017)	(1,803,513)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	100,927,526	126,955,560
Reinvestment of distributions	25,010	1,802,885
Cost of shares repurchased	(5,327,456)	(3,831,030)
Increase in Net Assets From Portfolio Share Transactions	95,625,080	124,927,415
Increase in Net Assets	104,185,863	130,535,611

Net Assets:
Beginning of period	130,535,611	—
End of period	$234,721,474	$130,535,611

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	27

Statements of changes in net assets (cont’d)

Franklin Templeton Conservative Model Portfolio

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020†	2021	2020

Operations:
Net investment income	$222,449	$878,073
Net realized gain	4,932,004	402,047
Change in net unrealized appreciation (depreciation)	(2,255,883)	1,807,340
Increase in Net Assets From Operations	2,898,570	3,087,460

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,503)	(1,340,351)
Decrease in Net Assets From Distributions to Shareholders	(4,503)	(1,340,351)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	41,186,507	81,896,105
Reinvestment of distributions	4,501	1,339,618
Cost of shares repurchased	(8,844,209)	(1,787,085)
Increase in Net Assets From Portfolio Share Transactions	32,346,799	81,448,638
Increase in Net Assets	35,240,866	83,195,747

Net Assets:
Beginning of period	83,195,747	—
End of period	$118,436,613	$83,195,747

†	For the period April 15, 2020 (inception date) to December 31, 2020.

See Notes to Financial Statements.

28	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Financial highlights

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2021[2]	2020[3]

Net asset value, beginning of period	$12.94	$10.00

Income from operations:
Net investment income	0.03	0.22
Net realized and unrealized gain	1.52	2.97
Total income from operations	1.55	3.19

Less distributions from:
Net investment income	(0.00) [4]	(0.12)
Net realized gains	(0.01)	(0.13)
Total distributions	(0.01)	(0.25)

Net asset value, end of period	$14.48	$12.94
Total return[5]	11.95%	31.90%

Net assets, end of period (000s)	$7,622	$2,155

Ratios to average net assets:
Gross expenses[6,7]	0.22%	0.61%
Net expenses[6,7,8]	0.22	0.23 [9]
Net investment income[6]	0.43	2.62

Portfolio turnover rate	61%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	29

Financial highlights (cont’d)

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2021[2]	2020[3]

Net asset value, beginning of period	$12.93	$10.00

Income from operations:
Net investment income	0.02	0.19
Net realized and unrealized gain	1.51	2.98
Total income from operations	1.53	3.17

Less distributions from:
Net investment income	(0.00) [4]	(0.11)
Net realized gains	(0.01)	(0.13)
Total distributions	(0.01)	(0.24)

Net asset value, end of period	$14.45	$12.93
Total return[5]	11.80%	31.70%

Net assets, end of period (000s)	$156,723	$71,616

Ratios to average net assets:
Gross expenses[6,7]	0.46%	0.83%
Net expenses[6,7,8]	0.46	0.48 [9]
Net investment income[6]	0.24	2.23

Portfolio turnover rate	61%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2021[2]		2020[3]

Net asset value, beginning of period	$12.39		$10.00

Income from operations:
Net investment income	0.04		0.24
Net realized and unrealized gain	1.03		2.36
Total income from operations	1.07		2.60

Less distributions from:
Net investment income	(0.00)	[4]	(0.12)
Net realized gains	(0.00)	[4]	(0.09)
Total distributions	(0.00)	[4]	(0.21)

Net asset value, end of period	$13.46		$12.39
Total return[5]	8.68%		25.99%

Net assets, end of period (000s)	$7,420		$3,118

Ratios to average net assets:
Gross expenses[6,7]	0.16%		0.28%
Net expenses[6,7,8]	0.16		0.21 [9]
Net investment income[6]	0.69		2.92

Portfolio turnover rate	66%		28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	31

Financial highlights (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2021[2]		2020[3]

Net asset value, beginning of period	$12.37		$10.00

Income from operations:
Net investment income	0.03		0.22
Net realized and unrealized gain	1.03		2.35
Total income from operations	1.06		2.57

Less distributions from:
Net investment income	(0.00)	[4]	(0.11)
Net realized gains	(0.00)	[4]	(0.09)
Total distributions	(0.00)	[4]	(0.20)

Net asset value, end of period	$13.43		$12.37
Total return[5]	8.62%		25.69%

Net assets, end of period (millions)	$615		$266

Ratios to average net assets:
Gross expenses[6,7]	0.40%		0.51%
Net expenses[6,7,8]	0.40		0.46 [9]
Net investment income[6]	0.45		2.71

Portfolio turnover rate	66%		28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2021[2]		2020[3]

Net asset value, beginning of period	$11.80		$10.00

Income from operations:
Net investment income	0.04		0.28
Net realized and unrealized gain	0.77		1.71
Total income from operations	0.81		1.99

Less distributions from:
Net investment income	(0.00)	[4]	(0.12)
Net realized gains	(0.00)	[4]	(0.07)
Total distributions	(0.00)	[4]	(0.19)

Net asset value, end of period	$12.61		$11.80
Total return[5]	6.89%		19.95%

Net assets, end of period (000s)	$3,965		$2,188

Ratios to average net assets:
Gross expenses[6,7]	0.17%		0.29%
Net expenses[6,7,8]	0.17		0.21 [9]
Net investment income[6]	0.74		3.45

Portfolio turnover rate	70%		27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	33

Financial highlights (cont’d)

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2021[2]		2020[3]

Net asset value, beginning of period	$11.78		$10.00

Income from operations:
Net investment income	0.03		0.23
Net realized and unrealized gain	0.77		1.73
Total income from operations	0.80		1.96

Less distributions from:
Net investment income	(0.00)	[4]	(0.11)
Net realized gains	(0.00)	[4]	(0.07)
Total distributions	(0.00)	[4]	(0.18)

Net asset value, end of period	$12.58		$11.78
Total return[5]	6.81%		19.65%

Net assets, end of period (millions)	$575		$267

Ratios to average net assets:
Gross expenses[6,7]	0.40%		0.51%
Net expenses[6,7,8]	0.40		0.46 [9]
Net investment income[6]	0.50		2.92

Portfolio turnover rate	70%		27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2021[2]	2020[3]

Net asset value, beginning of period	$11.47	$10.00

Income from operations:
Net investment income	0.04	0.25
Net realized and unrealized gain	0.51	1.40
Total income from operations	0.55	1.65

Less distributions from:
Net investment income	(0.00) [4]	(0.13)
Net realized gains	—	(0.05)
Total distributions	(0.00) [4]	(0.18)

Net asset value, end of period	$12.02	$11.47
Total return[5]	4.81%	16.43%

Net assets, end of period (000s)	$1,587	$1,050

Ratios to average net assets:
Gross expenses[6,7]	0.22%	0.43%
Net expenses[6,7,8]	0.22	0.23 [9]
Net investment income[6]	0.75	3.14

Portfolio turnover rate	74%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	35

Financial highlights (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2021[2]	2020[3]

Net asset value, beginning of period	$11.47	$10.00

Income from operations:
Net investment income	0.03	0.23
Net realized and unrealized gain	0.51	1.40
Total income from operations	0.54	1.63

Less distributions from:
Net investment income	(0.00) [4]	(0.11)
Net realized gains	—	(0.05)
Total distributions	(0.00) [4]	(0.16)

Net asset value, end of period	$12.01	$11.47
Total return[5]	4.72%	16.32%

Net assets, end of period (millions)	$233	$129

Ratios to average net assets:
Gross expenses[6,7]	0.43%	0.63%
Net expenses[6,7,8]	0.43	0.48 [9]
Net investment income[6]	0.57	2.99

Portfolio turnover rate	74%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2021[2]	2020[3]

Net asset value, beginning of period	$10.91	$10.00

Income from operations:
Net investment income	0.03	0.33
Net realized and unrealized gain	0.27	0.77
Total income from operations	0.30	1.10

Less distributions from:
Net investment income	(0.00) [4]	(0.15)
Net realized gains	—	(0.04)
Total distributions	(0.00) [4]	(0.19)

Net asset value, end of period	$11.21	$10.91
Total return[5]	2.75%	10.99%

Net assets, end of period (000s)	$1,190	$1,053

Ratios to average net assets:
Gross expenses[6,7]	0.27%	0.57%
Net expenses[6,7,8,9]	0.23	0.23
Net investment income[6]	0.63	4.33

Portfolio turnover rate	58%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	37

Financial highlights (cont’d)

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2021[2]	2020[3]

Net asset value, beginning of period	$10.90	$10.00

Income from operations:
Net investment income	0.02	0.28
Net realized and unrealized gain	0.26	0.80
Total income from operations	0.28	1.08

Less distributions from:
Net investment income	(0.00) [4]	(0.14)
Net realized gains	—	(0.04)
Total distributions	(0.00) [4]	(0.18)

Net asset value, end of period	$11.18	$10.90
Total return[5]	2.57%	10.78%

Net assets, end of period (000s)	$117,246	$82,143

Ratios to average net assets:
Gross expenses[6,7]	0.47%	0.77%
Net expenses[6,7,8]	0.47	0.48 [9]
Net investment income[6]	0.42	3.73

Portfolio turnover rate	58%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (formerly known as Legg Mason/QS Aggressive Model Portfolio) (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (formerly known as Legg Mason/QS Moderately Aggressive Model Portfolio) (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (formerly known as Legg Mason/QS Moderate Model Portfolio) (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (formerly known as Legg Mason/QS Moderately Conservative Model Portfolio) (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (formerly known as Legg Mason/QS Conservative Model Portfolio) (“Conservative Model Portfolio”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$88,124,894	$73,676,064	—	$161,800,958
Short-Term Investments†	2,073,017	—	—	2,073,017
Total Investments	$90,197,911	$73,676,064	—	$163,873,975

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$349,097,362	$267,791,308	—	$616,888,670
Short-Term Investments†	9,522,506	—	—	9,522,506
Total Investments	$358,619,868	$267,791,308	—	$626,411,176

†	See Schedule of Investments for additional detailed categorizations.

40	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$333,252,720	$237,428,853	—	$570,681,573
Short-Term Investments†	6,030,337	—	—	6,030,337
Total Investments	$339,283,057	$237,428,853	—	$576,711,910

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$126,576,737	$105,232,025	—	$231,808,762
Short-Term Investments†	2,665,119	—	—	2,665,119
Total Investments	$129,241,856	$105,232,025	—	$234,473,881

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$70,979,149	$46,565,907	—	$117,545,056
Short-Term Investments†	2,550,283	—	—	2,550,283
Total Investments	$73,529,432	$46,565,907	—	$120,095,339

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Investors, LLC (“QS Investors”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources. Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc., also a wholly-owned subsidiary of Franklin Resources.

Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio will be aggregated.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, LMPFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended June 30, 2021, fees waived and/or reimbursed were as follows:

Conservative Model Portfolio	$194

LMPFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Portfolios’ sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

42	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$149,958,097	$70,772,217
Moderately Aggressive Model Portfolio	606,492,137	284,064,031
Moderate Model Portfolio	571,680,623	289,129,310
Moderately Conservative Model Portfolio	230,626,188	134,332,394
Conservative Model Portfolio	93,045,521	60,275,023

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$152,478,642	$11,395,333	—	$11,395,333

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$594,853,496	$33,201,054	$(1,643,374)	$31,557,680

	Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$555,916,467	$23,851,306	$(3,055,863)	$20,795,443

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$230,601,145	$5,398,685	$(1,525,949)	$3,872,736

	Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$120,543,882	$850,644	$(1,299,187)	$(448,543)

4. Derivative instruments and hedging activities

During the six months ended June 30, 2021, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$305
Class II	$139,770	202
Total	$139,770	$507

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$232
Class II	$535,546	202
Total	$535,546	$434

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$232
Class II	$513,938	202
Total	$513,938	$434

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$232
Class II	$223,899	202
Total	$223,899	$434

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$232
Class II	$129,481	202
Total	$129,481	$434

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Conservative Model Portfolio
Class I	$194
Class II	—
Total	$194

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Period Ended December 31, 2020†
Aggressive Model Portfolio
Net Investment Income:
Class I	$133	$19,526
Class II	2,874	590,478
Total	$3,007	$610,004

44	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

	Six Months Ended June 30, 2021	Period Ended December 31, 2020†
Aggressive Model Portfolio (cont’d)
Net Realized Gains:
Class I	$2,752	$20,257
Class II	59,252	670,755
Total	$62,004	$691,012

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Six Months Ended June 30, 2021	Period Ended December 31, 2020†
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	$646	$30,004
Class II	54,366	2,374,999
Total	$55,012	$2,405,003
Net Realized Gains:
Class I	$2,217	$21,241
Class II	186,622	1,821,788
Total	$188,839	$1,843,029

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Six Months Ended June 30, 2021	Period Ended December 31, 2020†
Moderate Model Portfolio
Net Investment Income:
Class I	$353	$21,762
Class II	49,683	2,428,257
Total	$50,036	$2,450,019
Net Realized Gains:
Class I	$413	$13,538
Class II	58,167	1,637,225
Total	$58,580	$1,650,763

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Six Months Ended June 30, 2021	Period Ended December 31, 2020†
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	$173	$11,695
Class II	24,844	1,268,308
Total	$25,017	$1,280,003
Net Realized Gains:
Class I	—	$4,363
Class II	—	519,147
Total	—	$523,510

†	For the period April 15, 2020 (inception date) to December 31, 2020.

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2021	Period Ended December 31, 2020†
Conservative Model Portfolio
Net Investment Income:
Class I	$49	$13,901
Class II	4,454	1,011,106
Total	$4,503	$1,025,007
Net Realized Gains:
Class I	—	$3,970
Class II	—	311,374
Total	—	$315,344

†	For the period April 15, 2020 (inception date) to December 31, 2020.

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	370,119	$5,134,747	183,465	$2,145,044
Shares issued on reinvestment	201	2,885	3,041	39,173
Shares repurchased	(10,257)	(136,959)	(20,033)	(240,385)
Net increase	360,063	$5,000,673	166,473	$1,943,832
Class II
Shares sold	5,546,569	$76,054,602	5,623,576	$66,216,812
Shares issued on reinvestment	4,344	62,126	97,998	1,261,233
Shares repurchased	(241,000)	(3,297,996)	(184,486)	(2,131,431)
Net increase	5,309,913	$72,818,732	5,537,088	$65,346,614

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Six Months Ended June 30, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	334,445	$4,326,968	249,790	$2,852,160
Shares issued on reinvestment	214	2,857	4,103	50,635
Shares repurchased	(35,215)	(460,602)	(2,236)	(25,375)
Net increase	299,444	$3,869,223	251,657	$2,877,420
Class II
Shares sold	24,248,975	$312,580,543	21,290,002	$244,824,734
Shares issued on reinvestment	18,120	240,988	340,372	4,196,787
Shares repurchased	—	—	(110,763)	(1,302,856)
Net increase	24,267,095	$312,821,531	21,519,611	$247,718,665

†	For the period April 15, 2020 (inception date) to December 31, 2020.

46	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

	Six Months Ended June 30, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	137,666	$1,678,110	185,739	$2,065,384
Shares issued on reinvestment	61	761	2,951	34,702
Shares repurchased	(8,774)	(107,249)	(3,246)	(36,239)
Net increase	128,953	$1,571,622	185,444	$2,063,847
Class II
Shares sold	23,011,261	$279,999,301	22,602,688	$252,561,173
Shares issued on reinvestment	8,635	107,850	346,293	4,065,482
Shares repurchased	(39,111)	(481,851)	(244,866)	(2,735,334)
Net increase	22,980,785	$279,625,300	22,704,115	$253,891,321

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Six Months Ended June 30, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	43,603	$509,886	97,447	$1,061,286
Shares issued on reinvestment	14	166	1,348	15,430
Shares repurchased	(3,192)	(37,492)	(7,249)	(81,866)
Net increase	40,425	$472,560	91,546	$994,850
Class II
Shares sold	8,584,489	$100,417,640	11,475,474	$125,894,274
Shares issued on reinvestment	2,081	24,844	156,246	1,787,455
Shares repurchased	(460,826)	(5,289,964)	(342,361)	(3,749,164)
Net increase	8,125,744	$95,152,520	11,289,359	$123,932,565

†	For the period April 15, 2020 (inception date) to December 31, 2020.

	Six Months Ended June 30, 2021		Period Ended December 31, 2020†
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	67,783	$752,206	119,343	$1,271,799
Shares issued on reinvestment	4	47	1,574	17,138
Shares repurchased	(58,113)	(639,161)	(24,432)	(258,532)
Net increase	9,674	$113,092	96,485	$1,030,405
Class II
Shares sold	3,688,012	$40,434,301	7,560,270	$80,624,306
Shares issued on reinvestment	400	4,454	121,551	1,322,480
Shares repurchased	(743,087)	(8,205,048)	(143,602)	(1,528,553)
Net increase	2,945,325	$32,233,707	7,538,219	$80,418,233

†	For the period April 15, 2020 (inception date) to December 31, 2020.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2021. The following transactions

Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

were effected in such Underlying Funds for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

Aggressive Model		Purchased		Sold
Portfolio		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$9,242,108	160,336	—	—	—	—	—	$57,108	$60,568	$9,302,676

	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Fund	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

Moderately Aggressive Model		Purchased		Sold
Portfolio		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$35,200,361	610,678	—	—	—	—	—	$215,361	$231,204	$35,431,565

	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

Moderate Model		Purchased		Sold
Portfolio		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$25,580,643	443,655	—	—	—	—	—	$155,643	$160,207	$25,740,850

	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

Moderately Conservative Model		Purchased		Sold
Portfolio		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	—	$6,907,669	119,841	—	—	—	—	—	$42,669	$45,513	$6,953,182

9. Deferred capital losses

As of December 31, 2020, Moderately Conservative Model Portfolio and Conservative Model Portfolio had deferred capital losses of $17,038 and 20,629 respectively, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

48	Franklin Templeton Model Portfolio Funds 2021 Semi-Annual Report

Amended subadvisory agreements (unaudited)

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the QS Investors merger, Franklin Advisers became the subadviser of the Funds. At a meeting of the Trust’s Board of Trustees held in May 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Manager or Franklin Advisers (“Independent Trustees”), approved the amendment and restatement of a subadvisory agreement to reflect that Franklin Advisers assumed the rights and obligations of QS Investors under the agreement. The Board received an opinion from legal counsel that the amended and restated agreement, which took effect upon the closing of the QS Investors merger, did not require shareholder approval. The Board considered that the amended and restated agreement under which Franklin Advisers would provide services to the Funds were substantially identical to the agreement to which QS Investors had been a party, that there would be no change in services provided to the Funds, that there would be no change in the fees payable by the Funds, and that the amended and restated agreement would not continue beyond the term of the agreement with QS Investors unless approved by the Board or shareholders of the Funds. The Board also considered that the agreement with QS Investors had been approved by the Board at a meeting of the Board held in April 2020. At such meeting, the Board considered information regarding the nature, extent and quality of the services provided to the Funds, the Funds’ performance, management fees and expense ratios, the profitability of the Manager and its affiliates in providing services to the Funds, whether there had been economies of scale with respect to the management of the Funds and other benefits received by the Manager and its affiliates as a result of their relationship with the Funds. At its May 2021 meeting, the Board received and reviewed updated information regarding the performance and expenses of the Funds. After considering the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the amended and restated agreement, including the fees payable thereunder, was fair and reasonable and that entering into the amended and restated agreement was in the best interests of the Funds and its shareholders.

Franklin Templeton Model Portfolio Funds	49

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Portfolios and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	5,981,348,834	244,899,549
Andrew L. Breech	6,002,179,542	224,068,841
Althea L. Duersten	5,992,166,375	234,082,008
Stephen R. Gross	5,985,107,528	241,140,855
Susan M. Heilbron	5,972,898,124	253,350,259
Howard J. Johnson	5,972,990,414	253,257,968
Arnold L. Lehman	5,981,237,869	245,010,514
Robin J.W. Masters	6,004,137,733	222,110,650
Jerome H. Miller	5,985,092,839	241,155,543
Ken Miller	5,977,795,002	248,453,381
G. Peter O’Brien	5,988,225,486	238,022,897
Thomas F. Schlafly	5,980,117,822	246,130,561
Jane E. Trust	6,008,081,612	218,166,771

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

50	Franklin Templeton Model Portfolio Funds

Franklin Templeton

Model Portfolio Funds

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.
†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, LMIS was renamed to Franklin Distributors, LLC.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Distributor

Franklin Distributors, LLC††

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Templeton Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Templeton Model Portfolio Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

QSIN601966 8/21 SR21-4208

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2021